Investment in equity affiliates, joint ventures and other projects construction entities (Yamal), Investments in Joint Ventures and Associates (Details) € in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€) EquityInvestment	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2017 EUR (€)
INVESTMENT IN EQUITY AFFILIATES, JOINT VENTURES AND OTHER PROJECTS CONSTRUCTION ENTITIES (YAMAL) [Abstract]
Number of major equity investments | EquityInvestment	3
DATA AT 100% [Abstract]
Non-current assets	€ 2,858.3	€ 2,689.9
Other current assets	302.2	384.6
Cash and cash equivalents	3,638.6	3,189.7	€ 3,563.6	€ 3,669.6
Total current assets	5,521.0	5,184.0
Total non-current liabilities	1,096.6	494.0
Total current liabilities	5,776.3	5,554.1
Investments in equity affiliates	€ 75.4	39.8
Percentage of net assets	100.00%
DATA AT 100% [Abstract]
Revenue	€ 6,433.7	5,748.5
Depreciation and amortization	(116.9)	(121.4)	(134.8)
Financial income	13.8	24.5	65.2
Financial expense	(19.4)	(11.6)	(14.5)
Income tax (expense)/profit	(157.3)	(82.6)	(333.6)
Net profit (loss)	260.6	220.1	153.2
Other comprehensive income	46.2	(131.1)	(58.4)
TOTAL COMPREHENSIVE INCOME (LOSS)	306.8	89.0	94.8
Total for all JVs and Associates [Member]
DATA AT 100% [Abstract]
Non-current assets	50.5	56.6
Other current assets	556.3	468.7
Cash and cash equivalents	1,275.8	1,164.5
Total current assets	1,832.1	1,633.2
Total non-current liabilities	20.3	21.5
Total current liabilities	1,676.8	1,519.0
Net assets at 100%	185.5	149.3
Net assets attributable to Technip Energies Group	59.8	25.5
Negative investments reclassification	15.6	14.3
Investments in equity affiliates	75.4	39.8
DATA AT 100% [Abstract]
Revenue	1,733.3	1,344.4	1,464.5
Depreciation and amortization	(3.3)	(3.3)	(0.4)
Financial income	25.1	60.3	8.8
Financial expense	(30.7)	(44.3)	(25.0)
Income tax (expense)/profit	4.1	(2.8)	(1.8)
Net profit (loss)	63.1	14.6	4.9
Other comprehensive income	2.9	(16.3)	1.7
TOTAL COMPREHENSIVE INCOME (LOSS)	66.0	(1.7)	6.6
Bapco, Coral and Novarctic Only [Member]
DATA AT 100% [Abstract]
Non-current assets	17.6	23.3
Other current assets	482.4	361.5
Cash and cash equivalents	1,084.0	1,023.1
Total current assets	1,566.4	1,384.6
Total non-current liabilities	3.2	5.8
Total current liabilities	1,500.9	1,403.0
Net assets at 100%	79.9	(0.9)
Net assets attributable to Technip Energies Group	41.5	0.5
Negative investments reclassification	4.0	2.0
Investments in equity affiliates	45.5	2.5
DATA AT 100% [Abstract]
Revenue	1,462.6	1,327.0	1,454.8
Depreciation and amortization	(2.3)	(2.9)	(0.3)
Financial income	19.2	59.3	7.4
Financial expense	(28.0)	(43.8)	(23.6)
Income tax (expense)/profit	2.1	(2.9)	(0.7)
Net profit (loss)	64.1	16.9	(2.4)
Other comprehensive income	(0.4)	0.2	0.1
TOTAL COMPREHENSIVE INCOME (LOSS)	€ 63.7	€ 17.1	€ (2.3)